Expense Example {- Fidelity Advisor Freedom® 2015 Fund} - 03.31 Fidelity Advisor Freedom Funds AMCIZ PRO-19 - Fidelity Advisor Freedom® 2015 Fund	Jul. 15, 2022 USD ($)
Class A
Expense Example:
1 year	$ 651
3 years	813
5 years	989
10 years	1,497
Class M
Expense Example:
1 year	452
3 years	669
5 years	904
10 years	1,577
Class C
Expense Example:
1 year	257
3 years	486
5 years	839
10 years	1,632
Class I
Expense Example:
1 year	55
3 years	173
5 years	302
10 years	677
Class Z
Expense Example:
1 year	48
3 years	151
5 years	263
10 years	$ 591